Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2014	$ 4,746	$ 18,409	$ 39,644	$ (2,197)	$ (10,746)	$ 49,856
Beginning balance, shares at Dec. 31, 2014	4,187,441
Net income			3,058			3,058
Other comprehensive income (loss)				(6)		(6)
Cash dividends			(3,687)			(3,687)
Stock-based compensation activity		57				57
Purchase of treasury stock, at cost					$ (63)	(63)
Purchase of treasury stock, shares					(3,504)
Stock issued for stock option and stock plans		(12)			$ 122	$ 110
Stock issued for stock option and stock plans, shares	6,334					3,242
Common stock issued to FNBPA stockholders	$ 52	(102)			10,687	$ 10,637
Common stock issued to FNBPA stockholders, shares	607,815
Ending balance at Dec. 31, 2015	$ 4,798	18,352	39,015	(2,203)		59,962
Ending balance, shares at Dec. 31, 2015	4,798,086
Net income			5,156			5,156
Other comprehensive income (loss)				(1,006)		(1,006)
Cash dividends			(4,226)			(4,226)
Stock-based compensation activity		67				67
Purchase of treasury stock, at cost					$ (927)	(927)
Purchase of treasury stock, shares					(49,370)
Stock issued for stock option and stock plans	$ 7	57				$ 64
Stock issued for stock option and stock plans, shares	6,914					3,764
Ending balance at Dec. 31, 2016	$ 4,805	18,476	39,945	(3,209)	$ (927)	$ 59,090
Ending balance, shares at Dec. 31, 2016	4,755,630					4,755,630
Net income			4,537			$ 4,537
Other comprehensive income (loss)				(237)		(237)
AOCI deferred tax adjustment due to tax reform			588	(588)
Cash dividends			(4,194)			(4,194)
Stock-based compensation activity		71				71
Purchase of treasury stock, at cost					$ (86)	(86)
Purchase of treasury stock, shares					(4,289)
Treasury stock issued for stock plans		(10)			$ 182	172
Treasury stock issued for stock plans, shares					9,704
Stock issued for stock option and stock plans	$ 6	28				$ 34
Stock issued for stock option and stock plans, shares	6,611					1,961
Ending balance at Dec. 31, 2017	$ 4,811	$ 18,565	$ 40,876	$ (4,034)	$ (831)	$ 59,387
Ending balance, shares at Dec. 31, 2017	4,767,656					4,767,656